Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 982.85
Total Fee Amount	982.85
Total Transaction Valuation	7,116,930.49	[1]
Total Offset Amount	(0)
Net Fee	$ 0.00

[1]	Calculated as the aggregate maximum value of Shares being purchased. The fee of $982.85 was paid in connection with the filing of the Schedule TO-I by Princeton Everest Fund (File No. 005-90120) on March 20, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.